Quarterly Financial Information (Unaudited) (Quarterly Financial Results) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended																12 Months Ended
	Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Information (Unaudited)
Total operating revenues	$ 41,841	[1]	$ 40,890		$ 40,520		$ 40,535		$ 42,119	[2]	$ 39,091		$ 33,015		$ 32,576		$ 163,786	$ 146,801	$ 132,447
Operating Income	4,248	[1]	6,408		6,560		7,131		7,532	[2]	5,923		5,773		5,557		24,347	24,785	12,212
Net Income	2,515	[1]	3,418		3,515		3,885		4,086	[2]	3,078		3,184		3,339		13,333	13,687	6,736
Net Income Attributable to AT&T&T	$ 2,437	[1]	$ 3,328		$ 3,408		$ 3,803		$ 4,006	[2]	$ 2,994		$ 3,082		$ 3,263		$ 12,976	$ 13,345	$ 6,442
Basic Earnings Per Share Attributable to AT&T	$ 0.39	[3]	$ 0.54	[3]	$ 0.55	[3]	$ 0.62	[3]	$ 0.65	[3]	$ 0.5	[3]	$ 0.59	[3]	$ 0.63	[3]	$ 2.1	$ 2.37	$ 1.24
Diluted Earnings Per Share Attributable to AT&T	0.39	[3]	0.54	[3]	0.55	[3]	0.61	[3]	0.65	[3]	0.5	[3]	0.59	[3]	0.63	[3]	2.1	2.37	$ 1.24
Close	42.53		40.61		43.21		39.17		34.41		32.58		35.52		32.65		42.53	34.41
High
Sale of Stock Price Per Share [Line Items]
Stock Price Per Share	42.73		43.47		43.21		39.45		34.99		35.93		36.45		35.07		42.73	34.99
Low
Sale of Stock Price Per Share [Line Items]
Stock Price Per Share	$ 36.13		$ 39.71		$ 37.86		$ 33.51		$ 32.17		$ 30.97		$ 32.37		$ 32.41		$ 36.13	$ 32.17

[1]	Includes an actuarial loss on pension and postretirement benefit plans (Note 12), asset impairment charge (Note 1) and change in accounting estimate (Note 1).
[2]	Includes an actuarial gain on pension and postretirement benefit plans (Note 12) and asset abandonment charges (Note 6).
[3]
Quarterly earnings per share impacts may not add to full-year earnings per share impacts due to the difference in weighted-average common shares for the quarters versus the weighted-average common shares for the year.